Operating assets and liabilities - Inventories - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory, Current [Line Items]
Total current inventories	kr 24,388	kr 19,621
Indirect production costs included in work in progress and finished goods	kr 10,640	kr 8,929
Share of total inventories (net)	44.00%	46.00%
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	kr 19,621
Write-downs during the year	1,110	kr 883
Utilisation of write-downs	(1,482)	(661)
Reversal of write-downs	(169)	(119)
Inventories at the end of the year	24,388	19,621
Gross amount
Inventory, Current [Line Items]
Raw materials	6,392	4,310
Work in progress	13,673	12,285
Finished goods	6,038	5,282
Total current inventories	26,103	21,877
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	21,877
Inventories at the end of the year	26,103	21,877
Inventory write-downs
Inventory, Current [Line Items]
Total current inventories	1,715	2,256
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	2,256	2,153
Inventories at the end of the year	kr 1,715	kr 2,256